UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  153 E. 53rd Street, 51st Floor
          New York, NY 10022


13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Feinberg
Title:  Managing Member
Phone:  (212) 521-1306


Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg             New York, New York           May 12, 2004
  --------------------             ------------------           ------------
     [Signature]                     [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:   91

Form 13F Information Table Value Total:   374,677
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1.      28-10801                    JLF Offshore Fund, Ltd.
    -----------------------        --------------------------

                           FORM 13F INFORMATION TABLE
                            JLF ASSET MANAGEMENT LLC
                                   FORM 13F
                                 March 31, 2004


COLUMN 1                         COLUMN  2      COLUMN 3    COLUMN 4          COLUMN 5    COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE OF                     VALUE   SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS           CUSIP       (X$1000) PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                  -----           -----       -------- -------   ---- ----   ---------- --------  ----    ------  ----
Abercrombie & Fitch Co          CL A            002896207    2470      72986   SH         SOLE                   72986  0        0
Aeropostale Inc                 COM             007865108   11498     317087   SH         SOLE                  317087  0        0
Amedisys Inc                    COM             023436108    6133     249600   SH         SOLE                  249600  0        0
Avnet Inc                       COM             053807103    5717     233452   SH         SOLE                  233452  0        0
Best Buy Inc                    COM             086516101     259       5000   SH         SOLE                    5000  0        0
Big 5 Sporting Goods Corp       COM             08915P101    2612     103500   SH         SOLE                  103500  0        0
Black & Decker Corp             COM             091797100    7795     136900   SH         SOLE                  136900  0        0
Bluegreen Corp                  COM             096231105   20214    1559750   SH         SOLE                 1559750  0        0
Brinker Intl Inc                COM             109641100    3907     103000   SH         SOLE                  103000  0        0
Brunswick Corp                  COM             117043109    4208     103061   SH         SOLE                  103061  0        0
CKE Restaurants Inc             COM             12561E105    2723     275000   SH         SOLE                  275000  0        0
Capital One Finl Corp           COM             14040H105    3017      40000   SH         SOLE                   40000  0        0
Caterpillar Inc Del             COM             149123101     988      12500   SH         SOLE                   12500  0        0
Celadon Group Inc               COM             150838100    4159     253450   SH         SOLE                  253450  0        0
Champion Enterprises Inc        COM             158496109       4        400   SH         SOLE                     400  0        0
Chicago Pizza & Brewery Inc     COM             167889104     710      54300   SH         SOLE                   54300  0        0
Childrens Pl Retail Stores I    COM             168905107     310      10000   SH         SOLE                   10000  0        0
Citigroup Inc                   COM             172967101    8375     162000   SH         SOLE                  162000  0        0
Coldwater Creek Inc             COM             193068103      85       4000   SH         SOLE                    4000  0        0
Cooper Tire & Rubr Co           COM             216831107    2015     100000   SH         SOLE                  100000  0        0
Dollar Gen Corp                 COM             256669102     192      10000   SH         SOLE                   10000  0        0
EVCI Career Colleges Inc        COM             26926P100    6551     519480   SH         SOLE                  519480  0        0
Lauder Estee Cos Inc            CL A            518439104    6602     148900   SH         SOLE                  148900  0        0
Fedex Corp                      COM             31428X106     752      10000   SH         SOLE                   10000  0        0
Fremont Gen Corp                COM             357288109    3458     113000   SH         SOLE                  113000  0        0
Friedman Billings Ramsey Gro    CL A            358434108    2850     105600   SH         SOLE                  105600  0        0
Furniture Brands Intl Inc       COM             360921100     129       4000   SH         SOLE                    4000  0        0
Gap Inc Del                     COM             364760108     110       5000   SH         SOLE                    5000  0        0
Georgia Pac Corp                COM             373298108     168       5000   SH         SOLE                    5000  0        0
Guitar Ctr Mgmt Inc             COM             402040109    9044     243500   SH         SOLE                  243500  0        0
Home Depot Inc                  COM             437076102    2428      65000   SH         SOLE                   65000  0        0
Impac Mtg Hldgs                 COM             45254P102    6129     225344   SH         SOLE                  225344  0        0
Infocrossing Inc                COM             45664X109   10029     740200   SH         SOLE                  740200  0        0
Integrated Electrical Svc       COM             45811E103     534      47500   SH         SOLE                   47500  0        0
Interface Inc                   CL A            458665106    2060     259092   SH         SOLE                  259092  0        0
Jack in the Box Inc             COM             466367109    7738     309900   SH         SOLE                  309900  0        0
Jo-Ann Stores Inc               COM             47758P307    8403     299583   SH         SOLE                  299583  0        0
Sanfilippo John B & Son Inc     COM             800422107    2719      74100   SH         SOLE                   74100  0        0
Jones Apparel Group Inc         COM             480074103    3470      96000   SH         SOLE                   96000  0        0
Jos A Bank Cothiers Inc         COM             480838101    6408     176824   SH         SOLE                  176824  0        0
K-Swiss Inc                     CL A            482686102    3693     150900   SH         SOLE                  150900  0        0
Kemet Corp                      COM             488360108    1219      85000   SH         SOLE                   85000  0        0
Kirkland Inc                    COM             497498105      56       3400   SH         SOLE                    3400  0        0
Lowes Cos Inc                   COM             548661107    5781     103000   SH         SOLE                  103000  0        0
Magnetek Inc                    COM             559424106     964     127512   SH         SOLE                  127512  0        0
Maytag Corp                     COM             578592107   25918     820977   SH         SOLE                  820977  0        0
Measurement Specialties Inc     COM             583421102    1247      64360   SH         SOLE                   64360  0        0
Metris Cos Inc                  COM             591598107     763      94900   SH         SOLE                   94900  0        0
NBTY Inc                        COM             628782104    3041      81800   SH         SOLE                   81800  0        0
National Finl Partners Corp     COM             63607P208    3225     100000   SH         SOLE                  100000  0        0
National R V Hldgs Inc          COM             637277104   19876    1258000   SH         SOLE                 1258000  0        0
Navistar Intl Corp              COM             638904102     229       5000   SH         SOLE                    5000  0        0
Neiman Marcus Group Inc         CL A            640204202    3209      59500   SH         SOLE                   59500  0        0
NetManage Inc                   COM             641144308    2695     279230   SH         SOLE                  279230  0        0
New York Cmnty Bancorp Inc      COM             649445103      58       1700   SH         SOLE                    1700  0        0
Nippon Tele and Tele Corp       SPONSORED ADR   654624105     283      10000   SH         SOLE                   10000  0        0
Nordstrom Inc                   COM             655664100    4908     123000   SH         SOLE                  123000  0        0
O Charleys Inc                  COM             670823103    3150     172608   SH         SOLE                  172608  0        0
Office Depot Inc                COM             676220106    2727     144900   SH         SOLE                  144900  0        0
Owens Ill Inc                   COM             690768403      70       5000   SH         SOLE                    5000  0        0
Pep Boys Manny Moe & Jack       COM             713278109     491      17700   SH         SOLE                   17700  0        0
Ellis Perry Intl Inc            COM             288853104    1900      69100   SH         SOLE                   69100  0        0
Philadephia Cons Hldg Co        COM             717528103    5626      97000   SH         SOLE                   97000  0        0
Polaris Inds Inc                COM             731068102    3381      74400   SH         SOLE                   74400  0        0
Prime Hospitality Corp          COM             741917108    3196     280800   SH         SOLE                  280800  0        0
Proassurance Corp               COM             74267C106    1549      44250   SH         SOLE                   44250  0        0
Radyne ComStream Inc            COM             750611402    1900     200000   SH         SOLE                  200000  0        0
Rayovac Corp                    COM             755081106    1776      62100   SH         SOLE                   62100  0        0
Rogers Corp                     COM             775133101    4238      79400   SH         SOLE                   79400  0        0
Ross Stores Inc                 COM             778296103     153       5000   SH         SOLE                    5000  0        0
Safeway Inc                     COM             786514208     103       5000   SH         SOLE                    5000  0        0
Saks Inc                        COM             79377W108    1531      87000   SH         SOLE                   87000  0        0
Selective Ins Group             COM             816300107     175       5000   SH         SOLE                    5000  0        0
Skechers U S A Inc              CL A            830566105    5798     442289   SH         SOLE                  442289  0        0
Sport Chalet Inc                COM             849163100     180      15500   SH         SOLE                   15500  0        0
Sportsman Guide Inc             COM NEW         848907200    1074      52372   SH         SOLE                   52372  0        0
St Joe Co                       COM             790148100    8069     198300   SH         SOLE                  198300  0        0
Stage Stores Inc                COM NEW         85254C305   11354     293147   SH         SOLE                  293147  0        0
Stamps com Inc                  COM             852857101     216      36000   SH         SOLE                   36000  0        0
Stein Mart Inc                  COM             858375108    8147     591635   SH         SOLE                  591635  0        0
Steinway Musical Instrs Inc     COM             858495104   12144     378900   SH         SOLE                  378900  0        0
Sunterra Corp                   COM NEW         86787D208   22548    1665300   SH         SOLE                 1665300  0        0
TV Azteca SA De Cv              SPONSORED  ADR  901145102     212      22500   SH         SOLE                   22500  0        0
Hilfiger Tommy  Corp            COM             G8915Z102   14769     868750   SH         SOLE                  868750  0        0
Too Inc                         COM             890333107    6549     312600   SH         SOLE                  312600  0        0
Trans World Entmt Corp          COM             89336Q100    1676     176400   SH         SOLE                  176400  0        0
U S  Concrete Inc               COM             90333L102     111      18000   SH         SOLE                   18000  0        0
Urban Outfitters Inc            COM             917047102    2985      62100   SH         SOLE                   62100  0        0
Warnaco Group Inc               COM NEW         934390402    2471     123000   SH         SOLE                  123000  0        0
Water Pik Technologies Inc      COM             94113U100      80       5700   SH         SOLE                    5700  0        0
Wolverine World Wide Inc        COM             978097103     191       7900   SH         SOLE                    7900  0        0
                                                           374677



02717.0005 #483483